UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 3,716,932	$ 6,679,077
Short-term investments	3,959,456	3,082,990
Accounts receivable, net	28,397,280	32,101,818
Prepayments - third parties	747,013	803,956
Prepayments - a related party	917,758	3,314,744
Media deposits - third parties	952,311	1,281,434
Media deposits - a related party	202,349	104,390
Due from related parties	28,667	28,667
Other current assets	2,609,144	2,742,406
Total Current Assets	41,530,910	50,139,482
Long-term investments	6,840,153	2,261,787
Property and equipment, net	2,120,430	2,351,328
Intangible assets, net	472,087	558,226
Prepayments for licensed copyrights	2,602,006	2,735,592
Total Assets	53,565,586	58,046,415
Current Liabilities
Bank borrowings	1,379,063	1,449,864
Accounts payable	7,029,676	8,853,669
Advance from advertisers	786,657	748,039
Advertiser deposits	366,948	541,444
Income tax payable	244,699	257,262
Due to related parties	14,434	14,499
Warrant liabilities	2	832
Accrued expenses and other liabilities	458,978	744,181
Total Liabilities	10,280,457	12,609,790
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 6,250,000 shares authorized; 1,534,487 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Statutory reserve	898,133	898,133
Retained earnings	5,253,548	5,257,627
Accumulated other comprehensive loss	(4,445,701)	(2,298,284)
Total Shareholders' Equity	43,285,129	45,436,625
Total Liabilities and Shareholders' Equity	$ 53,565,586	$ 58,046,415